Document and Entity Information	Oct. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001607716
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 08, 2020
Entity Registrant Name	Vivint Solar, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36642
Entity Tax Identification Number	45-5605880
Entity Address, Address Line One	1800 West Ashton Blvd.
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(877)
Local Phone Number	404-4129
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VSLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false